Unaudited Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - CNY (¥)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
LIABILITIES
Investment in subsidiaries			¥ 20,279,062
Total liabilities
Shareholders’ deficit
Subscription receivable	(886)	(725)	(725)
Additional paid-in capital	74,507,668	31,500,000
Accumulated deficit	(11,776,849)	(9,069,539)	(20,279,062)
Total shareholders’ deficit	62,730,819	22,430,461	(20,279,062)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	62,730,819	22,430,461
Class A Ordinary Shares
Shareholders’ deficit
Ordinary shares, value	792	631	631
Class B Ordinary Shares
Shareholders’ deficit
Ordinary shares, value	¥ 94	¥ 94	¥ 94